Loans (Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 27,880	¥ 41,079
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	22,462	36,491
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Recorded investment	1,173	4,019
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Recorded investment	121	80
Domestic | Services
Financing Receivable, Modifications [Line Items]
Recorded investment	1,335	4,469
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Recorded investment	15,087	25,710
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Recorded investment	878	264
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Recorded investment	66
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Recorded investment	1,650	130
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Recorded investment	2,152	1,819
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 5,418	¥ 4,588